Income Taxes - U.S. statutory federal income tax rate (Details)	11 Months Ended
Dec. 31, 2022
Income Taxes
Statutory income tax rate	21.00%
Statutory income taxes, net of federal benefit	3.90%
Permanent differences	(0.20%)
Impact of non-U.S. earnings	(1.20%)
Change in valuation allowance	23.50%